Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands									11 Months Ended	12 Months Ended
		Oct. 17, 2025	Jun. 16, 2025	May 28, 2025	Nov. 20, 2024	Jan. 29, 2024	Nov. 28, 2022	Aug. 30, 2022	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Nov. 26, 2024	Mar. 11, 2024
Share Capital [Line Items]
Initial exercise price expire								5 years
Common stock issued	[1]								7,210	250,727	7,210
Private placement (in Dollars)						$ 7,275
Proceeds from warrants (in Dollars)									$ 63	$ 394
Received gross proceeds (in Dollars)										$ 624	$ 2,229
Warrant [Member]
Share Capital [Line Items]
Ordinary shares issued								172
Lenders Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)								$ 87,498.32
Common stock issued								4
Issuance of period term								3 years
Pre Funded Warrant [Member]
Share Capital [Line Items]
Common stock issued				5,362		266
Price per share (in Dollars per share)				$ 71.4
Received gross proceeds (in Dollars)				$ 582
Series B Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)															$ 0.03
Pre-funded warrants											32,159
Series A Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)						$ 8,322.86								$ 643	$ 2,103
Proceeds from warrants (in Dollars)										$ 613	$ 2,229
Medigus [Member]
Share Capital [Line Items]
Agreement description										The ordinary shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company, (ii) the right to receive dividends, if and when declared by the Board of Directors and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus, subject to the rights conferred on any class of shares which may be issued in the future.
IPO [Member]
Share Capital [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars)								$ 15,465
Price per unit (in Dollars per share)								$ 90,097.28
IPO [Member] | Warrant [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)								87,498.32
Exercise price (in Dollars per share)							$ 43,749.16	$ 43,749.16
Ordinary Shares [Member]
Share Capital [Line Items]
Ordinary shares issued								172				11	[2]
Exercise price (in Dollars per share)										$ 1.86
Exercise price (in Dollars per share)								$ 87,498.32
Stock issued		1	1	2,784	1	609
Exercise price less (in Dollars per share)								$ 43,749.16
Warrants purchase shares										1
Price per share (in Dollars per share)				$ 71.4
Ordinary Shares [Member] | Warrant [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share)						$ 0.03
Ordinary Shares [Member] | Series A Warrants [Member]
Share Capital [Line Items]
Warrants purchase shares									3,469	3,847	3,469
Ordinary Shares [Member] | Advisor [Member]
Share Capital [Line Items]
Stock issued								1

[1]	Share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).
[2]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).